YIELDSTREET PRISM FUND, INC.

INVESTMENT ADVISORY AGREEMENT

This Amendment dated as of August 23, 2023, is to the Investment Advisory Agreement made as of the 13 day of November, 2019 (the “Agreement”) by and between Yieldstreet Prism Fund Inc. (the “Company”), a Maryland Corporation, and Yieldstreet Management, LLC (the “Investment Adviser”), a Delaware limited liability company.

WITNESSETH:

WHEREAS, both the Investment Adviser and the Company wish to amend Section 2 of the Agreement; and

WHEREAS, the Board of Directors of the Company, including a majority of the Independent Directors of the Company present in person, approved the following amendment at a meeting called for such purpose on May 15, 2023.

NOW, THEREFORE, in consideration of the foregoing premises, the parties hereto agree that Section 2 of the Agreement shall be amended and restated in its entirety, as follows:

2.	Company’s Responsibilities and Expenses Payable by the Company

(a)       Except as otherwise provided in Section 2(b) below, the Adviser shall be solely responsible for the compensation of its investment professionals and its allocable portion of the compensation of any personnel that provide it operational or administrative services, as well as the allocable portion of overhead expenses (including rent, office equipment and utilities) attributable thereto.

(b)       The Company shall bear all other fees, costs and expenses incurred in connection with its operation, administration and transactions, including but not limited to those relating to: (i) its organization; (ii) any offering of the Company’s securities, including any underwriting discounts or commissions and any related legal or accounting fees and expenses; (iii) the establishment or operation of any credit facility or other leverage utilized by the Company; (iv) interest payable on debt, if any, incurred by the Company; (v) sales and purchases of the Company’s common stock and other securities, including in connection with any tender offers or repurchase offers relating thereto; (vi) any material acquisition, merger, consolidation, reorganization, asset sale or other business combination involving the Company; (vii) any annual or special meeting of stockholders of the Company; (viii) Management Fees (as defined below) and related expenses payable under this Agreement; (ix) amounts payable under the Administration Agreement; (x) federal and state registration fees; (xi) federal, state, local and foreign taxes; (xii) independent directors’ fees and expenses; (xiii) the Company’s allocable portion of any fidelity bond, directors and officers / errors and omissions liability insurance and any other insurance premiums; (xiv) the acquisition or disposition of investments, including any brokerage fees or commissions and any legal, accounting or due diligence fees or expenses relating thereto; (xv) the investigation and monitoring of the Company’s investments, including travel-related expenses; (xvi) calculating net asset value; (xvii) fees payable to third parties relating to, or associated with, making investments and valuing investments (including third-party valuation firms);

(xviii) transfer agent and custodial fees; (xix) the retention of any sub-administrator or third-party compliance firm; (xx) marketing efforts (including attendance at investment conferences and similar events); (xxi) any exchange listing fees; (xxii) preparing, printing and disseminating proxy materials, stockholders’ reports and other notices; (xxiii) preparing and submitting government filings, including periodic and other reports; (xxiv) independent audits and the engagement of outside accountants and legal counsel; (xxv) legal services provided by the Adviser’s in-house legal team to the Adviser for the benefit of the Company; (xxvi) reporting and compliance obligations under the Investment Company Act and applicable federal and state securities laws; and (xxvii) printing, mailing and all other direct expenses incurred by either of the Adviser, the Administrator or the Company in connection with administering the Company’s business, including payments under the Administration Agreement that are based upon the Company’s allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations to the Company under the Administration Agreement, including the allocable portion of the compensation of the Company’s chief financial officer and chief compliance officer and their respective staffs.

IN WITNESS WHEREOF, this Amendment has been executed on behalf of each party as of the date set forth above.

YIELDSTREET PRISM FUND INC.

By:

YIELDSTREET MANAGEMENT, LLC

By: